RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Text block [abstract]
RELATED PARTY TRANSACTIONS
11.	RELATED PARTY TRANSACTIONS
Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consists of executive and non-executive
members of the Company’s Board of Directors, corporate officers and related companies.
Remuneration attributed to key management personnel can be summarized as follows:

	For the years ended
	December 31, 2019	December 31, 2018
Short-term compensation (1)	$4,041,619	$3,961,649
Share-based payments (stock options) (2)	9,101,888	12,377,331
Consulting fees (3)	45,499	-
	$13,189,006	$16,338,980

(1)
Short-term compensation to key management personnel for the year ended December 31, 2019 amounted to $4,041,619 (2018 - $3,961,649) of which $2,985,193 (2018 - $3,320,106) was expensed and included in salaries, benefits and directors’ fees on the statement of loss and comprehensive loss. The remaining $1,056,426 (2018 - $641,543) was capitalized to exploration and evaluation assets.

(2)
Share-based payments to key management personnel for the year ended December 31, 2019 amounted to $9,101,888 (2018 - $12,377,331) of which $8,834,428 (2018 - $11,534,811) was expensed and $267,460 (2018 - $842,520) was capitalized to exploration and evaluation assets.

(3)
The Company used consulting services from a company associated with one of its directors in relation to advice on corporate matters for the year ended December 31, 2019 amounting to $45,499 (2018 - $nil).

As at December 31, 2019, there was $99,999 (December 31, 2018 - $1,415,900) included in accounts payable and accrued liabilities owing to its directors and officers for compensation.